Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Notes receivable from participants in the accompanying financial statements include all loans in the plan as of the end of the year. The participant loans in the Form 5500 only include loans that are active or deemed loans with post-default payments remitted during the year. The difference between these two amounts represents a reconciling item.
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31 to the Form 5500 ($ in millions):

	2025	2024
Net assets available for benefits per the financial statements	$7,085.1	$6,464.2
Loans with no post-default payment activity that are deemed distributions	(1.9)	(2.0)
Net assets available for benefits per the Form 5500	$7,083.2	$6,462.2
The following is a reconciliation of the net increase prior to plan transfers per the financial statements to net income per the Form 5500 for the year ended December 31, 2025 ($ in millions):

Net increase in assets available for benefits prior to plan transfers per the financial statements	$603.1
Payments received post-default	0.1
Loan defaults previously deemed distributed that reached a distributable event	0.2
Interest payments on loans deemed distributed that have had no post-default payment activity	(0.2)
Deemed distributions	(0.1)
Net income per the Form 5500	$603.1